Discontinued Operations - Disposal of Ethanol Plants (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 22, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds From Repayments Of Debt Gross	$ 3,330,000
Amount Accounted For Return Of Deposit	938,000
Amount Accounted For Past Accrued Management Fees Paid	650,000
Proceeds from (Repayments of) Debt, Total	1,742,000
Depreciation						34,000	53,000
Operating Leases, Rent Expense		42,000	68,000	88,000	131,000
Ethanol Plants [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation			6,832,000		13,699,000
Operating Leases, Rent Expense			2,821,000		5,619,000
Cargill [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost Of Purchased Oil and Gas			$ 72,100,000		$ 142,500,000	$ 230,700,000	$ 384,600,000
Sales Revenue, Net [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Concentration Risk Percentage During Period			76.00%		75.00%